Fair Value Measurements (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Fair Value Measurements
Investments Owned, fair value	$ 112,187,759	$ 242,024,612
Recurring basis | U.S. commercial paper
Fair Value Measurements
Transfer of securities owned from Level 1 to Level 2			15,999,008
Recurring basis | U.S. Government-sponsored enterprises
Fair Value Measurements
Transfer of securities owned from Level 1 to Level 2			228,724,592
Recurring basis | Level 1
Fair Value Measurements
Total	17,713,363	29,203,135
Recurring basis | Level 1 | Futures Contracts
Fair Value Measurements
Equity in brokers' trading accounts	11,549,467	24,666,418
Recurring basis | Level 1 | Options on futures contracts
Fair Value Measurements
Equity in brokers' trading accounts		45,338
Recurring basis | Level 1 | U.S. Bank deposits
Fair Value Measurements
Cash and cash equivalents	6,163,896	4,491,379
Recurring basis | Level 2
Fair Value Measurements
Total	278,924,170	385,966,700
Recurring basis | Level 2 | U.S. Government securities
Fair Value Measurements
Equity in brokers' trading accounts	12,395,634
Investments Owned, fair value		9,998,347
Recurring basis | Level 2 | Forward Contracts
Fair Value Measurements
Equity in brokers' trading accounts	(181,222)	735,618
Recurring basis | Level 2 | Options on forward contracts
Fair Value Measurements
Equity in brokers' trading accounts		62,744
Recurring basis | Level 2 | Foreign commercial paper
Fair Value Measurements
Cash and cash equivalents	18,301,948	20,047,550
Investments Owned, fair value	2,580,625
Recurring basis | Level 2 | U.S. commercial paper
Fair Value Measurements
Cash and cash equivalents	136,220,051	123,096,176
Investments Owned, fair value	8,106,663
Recurring basis | Level 2 | U.S. Government-sponsored enterprises
Fair Value Measurements
Investments Owned, fair value	89,383,625	157,597,272
Recurring basis | Level 2 | Foreign corporate bonds
Fair Value Measurements
Investments Owned, fair value	1,553,227	17,538,526
Recurring basis | Level 2 | U.S. corporate bonds
Fair Value Measurements
Investments Owned, fair value	10,563,619	56,890,467
Recurring basis | Total
Fair Value Measurements
Total	296,637,533	415,169,835
Recurring basis | Total | U.S. Government securities
Fair Value Measurements
Equity in brokers' trading accounts	12,395,634
Investments Owned, fair value		9,998,347
Recurring basis | Total | Futures Contracts
Fair Value Measurements
Equity in brokers' trading accounts	11,549,467	24,666,418
Recurring basis | Total | Forward Contracts
Fair Value Measurements
Equity in brokers' trading accounts	(181,222)	735,618
Recurring basis | Total | Options on forward contracts
Fair Value Measurements
Equity in brokers' trading accounts		62,744
Recurring basis | Total | Options on futures contracts
Fair Value Measurements
Equity in brokers' trading accounts		45,338
Recurring basis | Total | U.S. Bank deposits
Fair Value Measurements
Cash and cash equivalents	6,163,896	4,491,379
Recurring basis | Total | Foreign commercial paper
Fair Value Measurements
Cash and cash equivalents	18,301,948	20,047,550
Investments Owned, fair value	2,580,625
Recurring basis | Total | U.S. commercial paper
Fair Value Measurements
Cash and cash equivalents	136,220,051	123,096,176
Investments Owned, fair value	8,106,663
Recurring basis | Total | U.S. Government-sponsored enterprises
Fair Value Measurements
Investments Owned, fair value	89,383,625	157,597,272
Recurring basis | Total | Foreign corporate bonds
Fair Value Measurements
Investments Owned, fair value	1,553,227	17,538,526
Recurring basis | Total | U.S. corporate bonds
Fair Value Measurements
Investments Owned, fair value	$ 10,563,619	$ 56,890,467